UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder High Yield Tax-Free Fund
                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 93.0%
----------------------------------------------------------------------------------------------------------

Alabama 0.6%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A,
    6.125%, 12/1/2024                                                              1,000,000       1,117,230
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority,
    Series A, 5.75%, 6/1/2031                                                      3,700,000       3,959,407
                                                                                               -------------
                                                                                                   5,076,637

Alaska 0.3%
Anchorage, AK, State General Obligation, 5.5%, 7/1/2018 (a)                        2,680,000       3,000,528

Arizona 0.5%
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority,
    Series A, Prerefunded, 5.375%, 10/1/2013                                       3,625,000       4,039,591

California 19.0%
California, Electric Revenue, Department of Water Resources and Power
    Supply, Series A, 5.875%, 5/1/2016                                             4,500,000       5,098,590
California, Multi-Family Housing Revenue, Communities Development Authority
    Revenue, East Valley Tourist, Series A, 9.25%, 10/1/2020                       4,000,000       4,425,640
California, Public Works Board, Lease Revenue, Department of Mental Health,
    Series A, 5.5%, 6/1/2020                                                       4,000,000       4,478,200
California, Special Assessment Revenue, Golden State Tobacco Securitization
    Corp.:
    Series B, 5.625%, 6/1/2038                                                    15,110,000      17,292,035
    Series 2003-A-1, 6.75%, 6/1/2039                                              17,750,000      20,481,547
California, State General Obligation:
    5.0%, 2/1/2020                                                                11,105,000      11,936,765
    5.25%, 2/1/2019                                                                8,000,000       8,780,080
California, State Public Works Board, Lease Revenue, Department of
    Corrections, Series C, 5.5%, 6/1/2019                                          3,825,000       4,265,793
Fontana, CA, Public Financing Authority, Tax Allocation Revenue, North
    Fontana Redevelopment, Series A, 5.0%, 10/1/2025 (a)                           6,170,000       6,632,565
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
    Series A, Prerefunded, 7.1%, 1/1/2011                                          4,415,000       5,211,863
    Series A, Prerefunded, 7.15%, 1/1/2014                                         2,875,000       3,399,716
Fullerton, CA, Joint Union High School District, Election 2002:
    Series B, 5.0%, 8/1/2025 (a)                                                   1,420,000       1,534,651
    Series B, 5.0%, 8/1/2027 (a)                                                   3,230,000       3,474,350
    Series B, 5.0%, 8/1/2029 (a)                                                   5,200,000       5,580,224
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation
    Lease, AMT, Series C, 7.5%, 12/1/2024                                          6,035,000       6,442,242
Los Angeles, CA, Community Redevelopment Agency, Financing Authority
    Revenue, Bunker Hill Project, Series A, 5.0%, 12/1/2027 (a)                    5,500,000       5,853,540
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue, Los
    Angeles International Airport, Series 2, 2.34% **, 12/1/2025, Societe
    Generale (b)                                                                     100,000         100,000
Los Angeles, CA, Unified School District:
    Series E, 5.0%, 7/1/2019 (a)                                                   6,830,000       7,499,886
    Series E, 5.0%, 7/1/2020 (a)                                                   7,410,000       8,111,282
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT,
    Series A, 7.375%, 9/1/2027                                                       950,000         975,812
Sacramento, CA, Project Revenue, City Financing Authority, Convention
    Center Hotel, Series A, 6.25%, 1/1/2030                                        4,000,000       4,218,920
San Diego County, CA, Certificates of Participation, Edgemoor Project &
    Regional System, 5.0%, 2/1/2026 (a)                                            1,000,000       1,065,260
San Joaquin Hills, CA, Transportation Corridor Agency:
    Prerefunded, 7.6%, 1/1/2011                                                    5,000,000       5,627,600
    Prerefunded, 7.65%, 1/1/2012                                                  15,000,000      16,899,600
    Prerefunded, 7.65%, 1/1/2013                                                   4,000,000       4,506,560
                                                                                               -------------
                                                                                                 163,892,721

Colorado 3.2%
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority,
    Hospital-Portercare Adventist Health, 6.625%, 11/15/2026                       2,000,000       2,267,860
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway
    Authority, Series D, 7.125%, 6/15/2041                                         8,000,000       8,702,720
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013                      9,775,000      11,472,331
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT,
    7.75%, 9/1/2016                                                                2,300,000       2,417,139
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023                         2,355,000       2,596,929
                                                                                               -------------
                                                                                                  27,456,979

Connecticut 1.7%
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
    Series B, 144A, Zero Coupon, 9/1/2010                                          2,000,000       1,602,360
    Series B, 144A, Zero Coupon, 9/1/2011                                          2,000,000       1,522,100
    Series B, 144A, Zero Coupon, 9/1/2012                                          2,000,000       1,444,080
    Series B, 144A, Zero Coupon, 9/1/2013                                          2,000,000       1,370,060
    Series B, 144A, Zero Coupon, 9/1/2014                                          2,000,000       1,299,000
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot
    Tribe:
    Series B, 144A, 5.7%, 9/1/2012                                                 1,000,000       1,059,300
    Series A, Prerefunded, 144A, 6.4%, 9/1/2011                                    1,490,000       1,588,340
    Series A, 144A, 6.4%, 9/1/2011                                                 1,510,000       1,579,672
Mohegan Tribe, CT, Gaming Authority, Priority Distribution, 5.25%, 1/1/2033        3,000,000       3,034,290
                                                                                               -------------
                                                                                                  14,499,202

Delaware 0.5%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027                         2,000,000       2,144,420
Delaware, River & Bay Authority Development Revenue, 5.0%, 1/1/2028 (a)            2,000,000       2,151,980
                                                                                               -------------
                                                                                                   4,296,400

Florida 3.4%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching
    Hospital, Series A, 2.34% **, 12/1/2012, SunTrust Bank (b)                       500,000         500,000
Bayside, FL, Sales & Special Tax Revenue, Community Development District,
    Series A, 6.3%, 5/1/2018                                                         515,000         533,741
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole
    Tribe Convention, Series A, 10.0%, 10/1/2033                                   8,000,000       8,818,080
Highlands County, FL, Health Facilities Authority Revenue, Adventist
    Sunbelt, Series A, 6.0%, 11/15/2031                                            1,000,000       1,095,620
Highlands County, FL, Hospital & Healthcare Revenue, Health Facilities
    Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029                    4,000,000       4,418,320
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial
    Development Authority, University Community Hospital Project, Series A,
    5.625%, 8/15/2019                                                              3,425,000       3,575,049
Hillsborough County, FL, Industrial Development Revenue, University
    Community Hospital Project, Series A, 5.625%, 8/15/2023                        3,320,000       3,453,531
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai
    Medical Center, 6.75%, 11/15/2029                                              6,400,000       7,250,496
                                                                                               -------------
                                                                                                  29,644,837

Georgia 1.2%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital
    Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029                3,000,000       3,086,880
Athens-Clarke County, GA, Senior Care Revenue, Wesley Woods, 6.35%,
    10/1/2017                                                                      1,380,000       1,297,918
Coweta County, GA, Senior Care Revenue, Residential Care Facilities for the
    Elderly Authority, Wesley Woods, Series A, 8.25%, 10/1/2026                    1,000,000       1,035,160
Georgia, Municipal Electric Authority, Power Revenue:
    Series Z, Prerefunded, 5.5%, 1/1/2012                                             80,000          87,932
    Series 2005-Z, 5.5%,  1/1/2012                                                 1,295,000       1,417,304
Rockdale County, GA, Resource Recovery Revenue, Development Authority, Visy
    Paper, Inc. Project, AMT, 7.4%, 1/1/2016                                       3,530,000       3,583,303
                                                                                               -------------
                                                                                                  10,508,497

Illinois 1.9%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)                     1,000,000       1,085,940
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue,
    Zero Coupon, 5/15/2006                                                         4,000,000       3,888,680
Illinois, Finance Authority Revenue, Friendship Village Schaumburg, Series
    A, 5.625%, 2/15/2037                                                           1,500,000       1,528,020
Illinois, Health Facilities Authority Revenue, Benedict State, Series
    2003A-1, 6.9%, 11/15/2033                                                      3,000,000       3,186,540
Kane County, IL, School District General Obligation, School District No.
    129 Aurora West Side, Series A, 5.75%, 2/1/2018 (a)                            4,370,000       4,915,901
Winnebago County, IL, School District General Obligation, School District
    No. 122, Series 3, 6.45%, 6/1/2008 (a)                                         1,500,000       1,631,070
                                                                                               -------------
                                                                                                  16,236,151

Indiana 0.8%
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance
    Authority, Greenwood Village South Project, 5.625%, 5/15/2028                  1,000,000       1,021,840
Indiana, Senior Care Revenue, Health Facilities Finance Authority,
    Franciscan Eldercare Community Services, 5.875%, 5/15/2029                     2,300,000       2,339,491
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033                         3,000,000       3,156,330
                                                                                               -------------
                                                                                                   6,517,661

Iowa 0.4%
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health
    Center Project, 6.375%, 10/1/2031                                              3,000,000       3,238,710

Kansas 2.4%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032             1,750,000       1,915,988
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A,
    6.5%, 5/15/2028                                                                1,000,000       1,042,550
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%,
    1/1/2032                                                                       8,000,000       8,782,720
Wichita, KS, Hospital & Healthcare Revenue:
    Series 3, 5.5%, 11/15/2025                                                     1,300,000       1,384,201
    Series 3, 5.625%, 11/15/2031                                                   3,750,000       4,015,950
Wyandotte County, KS, Unified Government, Special Obligation Revenue, Sales
    Tax, Series B, 5.0%, 12/1/2020                                                 3,600,000       3,711,924
                                                                                               -------------
                                                                                                  20,853,333

Kentucky 1.1%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance
    Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028                5,500,000       6,089,215
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority,
    Revitalization Project, Series A, 5.5%, 7/1/2014 (a)                           3,210,000       3,682,223
                                                                                               -------------
                                                                                                   9,771,438

Maryland 2.2%
Anne Arundel County, MD, General Obligation, National Business Park
    Project, Prerefunded, 7.375%, 7/1/2028                                         1,994,000       2,396,050
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series
    A, 5.75%, 6/1/2031                                                             1,000,000       1,044,350
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical
    System, 6.75%, 7/1/2030                                                        2,500,000       2,809,925
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay,
    Series B, 7.625%, 12/1/2022                                                   12,000,000      12,802,080
                                                                                               -------------
                                                                                                  19,052,405

Massachusetts 4.3%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown
    Center Project, AMT:
    6.5%, 9/1/2035                                                                 4,000,000       4,046,680
    8.0%, 9/1/2035                                                                 1,000,000       1,003,810
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas
    Christi Obligation, Series B, 6.25%, 7/1/2022                                  1,750,000       1,912,610
Massachusetts, Health & Educational Facilities Authority Revenue,
    Milford-Whitinsville Hospital, Series D, 6.5%, 7/15/2023                       2,685,000       2,964,562
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
    Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015            4,000,000       4,914,920
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
    Facilities Authority, Partners Healthcare System, Series B, 5.125%,
    7/1/2019                                                                       1,185,000       1,243,788
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
    Facilities Authority, South Shore Hospital:
    Series F, 5.625%, 7/1/2019                                                     1,000,000       1,054,250
    Series F, 5.75%, 7/1/2029                                                      4,000,000       4,192,560
Massachusetts, Industrial Development Revenue, Development Finance Agency,
    Series A, 7.1%, 7/1/2032                                                       3,915,000       4,039,497
Massachusetts, Industrial Finance Agency, Solid Waste Disposal Revenue,
    Peabody Monofill Association, Inc., Project, 144A, 9.0%, 9/1/2005 (c)            320,000         320,000
Massachusetts, Project Revenue, Health & Educational Facilities Authority,
    Series B, 9.15%, 12/15/2023                                                    2,000,000       2,449,040
Massachusetts, Project Revenue, Health & Educational Facilities Authority,
    Jordan Hospital, Series E, 6.75%, 10/1/2033                                    7,450,000       8,279,036
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Edgewood
    Retirement Community, Series A, Prerefunded, 9.0%, 11/15/2025                  1,000,000       1,032,370
                                                                                               -------------
                                                                                                  37,453,123

Michigan 2.7%
Delta County, MI, Pollution Control Revenue, Economic Development Corp.,
    Series A, 6.25%, 4/15/2027                                                     5,000,000       5,836,150
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
    Zero Coupon, 7/1/2011                                                          3,150,000       2,460,528
    Zero Coupon, 7/1/2012                                                          3,150,000       2,347,474
Detroit, MI, School District General Obligation:
    Series A, 5.5%, 5/1/2016 (a)                                                   1,500,000       1,685,655
    Series A, 5.5%, 5/1/2018 (a)                                                   1,565,000       1,758,700
    Series A, 5.5%, 5/1/2019 (a)                                                   1,200,000       1,348,524
Detroit, MI, Sewer Disposal Revenue, Series B, 2.3% **, 7/1/2033 (a)                 100,000         100,000
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp.,
    Series A, 7.5%, 5/15/2029                                                      2,000,000       2,091,580
Kentwood, MI, Industrial Development Revenue, Economic Development, Series
    A, 6.0%, 11/15/2032                                                            1,750,000       1,824,568
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018           1,500,000       1,549,440
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Covenant Medical Center, Series F, 6.5%, 7/1/2030                              2,000,000       2,199,420
                                                                                               -------------
                                                                                                  23,202,039

Minnesota 0.3%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue,
    Benedictine Health Systems, St. Mary:
    5.375%, 2/15/2022                                                              1,000,000       1,072,210
    5.5%, 2/15/2023                                                                1,000,000       1,078,050
                                                                                               -------------
                                                                                                   2,150,260

Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes
    Utilities, Series A, 6.25%, 12/1/2017                                          1,400,000       1,401,540

Missouri 3.3%
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series
    A, 8.5%, 8/15/2030                                                             6,690,000       7,115,083
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition,
    Series B, 9.0%, 8/15/2030                                                      3,150,000       3,352,513
Kansas City, MO, Industrial Development Authority, Health Facilities
    Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035              1,000,000       1,057,930
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities
    Authority, Washington University, Series A, 5.5%, 6/15/2016                    7,600,000       8,870,036
St. Louis, MO, Industrial Development Authority Revenue, St. Louis
    Convention Center, AMT, Series A, 7.25%, 12/15/2035                           10,000,000       8,145,300
                                                                                               -------------
                                                                                                  28,540,862

Nevada 1.8%
Clark County, NV, Airport Revenue, Series A, AMT, 2.35% **, 7/1/2036 (a)           3,700,000       3,700,000
Clark County, NV, County General Obligation, 5.5%, 6/1/2015 (a)                    5,000,000       5,542,550
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project,
    7.375%, 1/1/2030                                                               6,000,000       6,334,620
                                                                                               -------------
                                                                                                  15,577,170

New Hampshire 1.2%
New Hampshire, Higher Education Revenue, Health & Educational Facilities
    Authority, New Hampshire College Issue, 7.4%, 1/1/2023                         2,000,000       2,391,360
New Hampshire, Senior Care Revenue, Health & Educational Facilities
    Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022                    2,760,000       2,823,645
New Hampshire, Senior Care Revenue, Health & Educational Facilities
    Authority, Rivermead at Peterborough:
    5.5%, 7/1/2013                                                                 1,885,000       1,936,687
    5.625%, 7/1/2018                                                               1,615,000       1,659,138
New Hampshire, Senior Care Revenue, Health & Educational Facilities
    Authority, Riverwoods at Exeter:
    Series A, 6.375%, 3/1/2013                                                       640,000         655,770
    Series A, 6.5%, 3/1/2023                                                       1,000,000       1,017,780
                                                                                               -------------
                                                                                                  10,484,380

New Jersey 1.9%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution
    Control Amerada, 6.05%, 9/15/2034                                              1,000,000       1,082,010
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%,
    6/15/2034                                                                      1,165,000       1,253,459
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus
    Revenue:
    Series A, 5.0%, 7/1/2022 (a)                                                   1,430,000       1,543,742
    Series A, 5.0%, 7/1/2023 (a)                                                   1,770,000       1,906,679
New Jersey, Economic Development Authority Revenue, United Methodist Homes,
    Series A-2, 6.625%, 7/1/2033                                                   2,500,000       2,793,600
New Jersey, Industrial Development Revenue, Economic Development Authority,
    Harrogate, Inc., Series A, 5.875%, 12/1/2026                                   1,425,000       1,467,964
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043                       5,500,000       6,229,135
                                                                                               -------------
                                                                                                  16,276,589

New York 7.5%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development
    Authority, Memorial Hospital Medical Center, Series A, 8.25%,
    11/15/2030                                                                     3,000,000       3,266,370
New York, State Agency General Obligation Lease, Metropolitan
    Transportation Authority, Series O, ETM, 5.75%, 7/1/2013                       2,750,000       3,076,810
New York, State Dormitory Authority Revenue, Mental Health Services
    Facilities, Series D, 5.0%, 2/15/2024 (a)                                      3,640,000       3,919,734
New York, State General Obligation, Tobacco Settlement Financing Corp.,
    Series A-1, 5.5%, 6/1/2019                                                     2,750,000       3,079,725
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B,
    5.0%, 4/1/2019 (a)                                                             2,485,000       2,731,686
New York, Transportation/Tolls Revenue, Transportation Authority, Series A,
    5.75%, 7/1/2018                                                                7,000,000       8,215,970
New York City, NY, Housing Development Corp. Revenue, Capital Funding
    Project, NYC Housing Authority Project, Series A, 5.0%, 7/1/2018 (a)          12,500,000      13,693,750
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World
    Trade Center, Series A, 6.25%, 3/1/2015                                        8,000,000       8,509,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer System
    Revenue, Series C, 5.0%, 6/15/2027 (a)                                         5,000,000       5,382,500
New York City, NY, Transitional Finance Authority, New York City Recovery,
    Series 3B, 2.4% **, 11/1/2022                                                    100,000         100,000
New York, NY, General Obligation:
    Series A, Prerefunded, 7.0%, 8/1/2007                                            200,000         210,566
    Series A, 7.0%, 8/1/2007                                                       4,800,000       5,039,424
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency,
    6.45%, 7/1/2032                                                                1,485,000       1,488,891
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency,
    British Airways PLC Project, AMT, 7.625%, 12/1/2032                            1,500,000       1,670,430
New York, NY, State General Obligation, Series H-4, 2.25% **, 3/1/2034,
    Bank of New York (b)                                                             600,000         600,000
New York, NY, Transitional Finance Authority, Series B, Prerefunded,
    5.5%,  2/1/2016                                                                2,000,000       2,229,922
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The
    Glen Arden Project, 5.7%, 1/1/2028                                             1,250,000       1,123,425
                                                                                               -------------
                                                                                                  64,338,403

North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency:
    Series F, 5.5%, 1/1/2016                                                       1,000,000       1,081,590
    Series F, 5.5%, 1/1/2017                                                       1,495,000       1,611,102
    Series B, 6.375%, 1/1/2013                                                     2,075,000       2,309,848
                                                                                               -------------
                                                                                                   5,002,540

North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System,
    7.125%, 8/15/2024                                                              3,750,000       4,174,200

Ohio 1.3%
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities,
    Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029               1,000,000       1,127,340
Ohio, Industrial Development Revenue, Building Authority, Adult Correction
    Facilities, Series A, 5.5%, 10/1/2013 (a)                                      5,860,000       6,524,172
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%,
    2/15/2013 (a)                                                                  3,000,000       3,398,670
                                                                                               -------------
                                                                                                  11,050,182

Pennsylvania 5.1%
Allegheny County, PA, Hospital & Healthcare Revenue, Hospital Development
    Authority, West Pennsylvania Allegheny Health Services:
    9.25%, 11/15/2022                                                              2,000,000       2,414,800
    Series B, 9.25%, 11/15/2030                                                    4,630,000       5,569,195
Allegheny County, PA, Redevelopment Authority Revenue, Pittsburgh Mills
    Project, 5.6%, 7/1/2023                                                        1,000,000       1,055,900
Chester County, PA, Senior Care Revenue, Health & Education Facilities
    Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034                        1,750,000       1,957,778
Delaware County, PA, Project Revenue, Authority First Management, White
    Horse Village Project, Series A, 7.625%, 7/1/2030                              1,000,000       1,084,320
Delaware County, PA, Senior Care Revenue, Authority First Management, White
    Horse Village Project:
    Series A, 6.7%, 7/1/2007                                                       1,000,000       1,029,640
    Series A, 7.5%, 7/1/2018                                                       2,000,000       2,068,820
Delaware Valley, PA, County General Obligation, Regional Financial
    Authority, 5.75%, 7/1/2017                                                     6,250,000       7,243,875
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh
    Continuing Care, 6.25%, 2/1/2035                                               2,400,000       2,545,272
Montgomery County, PA, Senior Care Revenue, Higher Education & Health
    Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027           3,125,000       3,351,688
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing
    Authority, UPMC Health System, Series A, 6.0%, 1/15/2031                       5,095,000       5,630,637
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing
    Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021                      700,000         752,458
Pennsylvania, State University, University & College Improvement Revenue,
    5.0%, 9/1/2029                                                                 1,500,000       1,607,940
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree
    Commercial Development, Series A, 6.5%, 10/1/2027                              4,500,000       4,650,390
Westmoreland County, PA, Senior Care Revenue, Industrial Development
    Authority, Health Care Facilities-Redstone, Series B, 8.125%,
    11/15/2030                                                                     3,000,000       3,320,040
                                                                                               -------------
                                                                                                  44,282,753

Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032               1,750,000       1,858,885

South Carolina 3.2%
Berkeley County, SC, General Obligation, School District, 5.5%, 1/15/2017
    (a)                                                                            8,970,000      10,059,945
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina
    Memorial Hospital, 5.5%, 10/1/2031                                             1,500,000       1,583,475
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development
    Authority, Bon Secours Health Systems, Inc., Series A, 5.625%,
    11/15/2030                                                                     5,000,000       5,353,650
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development
    Authority, Palmetto Health Alliance:
    Series C, 7.0%, 8/1/2030                                                       5,420,000       6,296,197
    Series A, Prerefunded, 7.375%, 12/15/2021                                      3,500,000       4,245,430
                                                                                               -------------
                                                                                                  27,538,697

Tennessee 1.8%
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational
    Facilities Board, Series B, 8.0%, 7/1/2033                                     3,000,000       3,627,300
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational
    Facilities Board Hospital, Series A, 7.5%, 7/1/2033                            5,000,000       5,971,100
Shelby County, TN, Health Educational & Housing Facility Board, Hospital
    Revenue, Methodist Health Care:
    EMT, 6.5%, 9/1/2026                                                            1,870,000       2,224,571
    Prerefunded, 6.5%, 9/1/2026                                                    3,130,000       3,718,784
                                                                                               -------------
                                                                                                  15,541,755

Texas 9.3%
        Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears
                 Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033       3,500,000       3,838,275
      Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears
                 Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025       2,500,000       2,547,900
   Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport
                                  Hotel Project, Series A, 6.75%, 4/1/2027 *       4,985,000       2,317,576
   Fort Bend, TX, General Obligation, Independent School District, Series A,
                                                            5.25%, 8/15/2025       4,445,000       4,861,452
   Harris County, TX, Health Facilities Development Corp., Hospital Revenue,
             Memorial Herman Healthcare Systems, Series A, 5.125%, 12/1/2023       1,175,000       1,235,889
         Harris County, TX, Hospital & Healthcare Revenue, Health Facilities
           Development Corp., Memorial Hermann Healthcare Systems, Series A,
                                                            6.375%, 6/1/2029       4,460,000       4,938,781
  Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission
                                                 Hospital, 6.875%, 8/15/2026       5,000,000       5,431,700
   Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc.
                                                   Project, 6.75%, 8/15/2016       3,500,000       3,790,080
  Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental
                              Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029      12,100,000      11,635,118
                            Jefferson County, TX, County General Obligation:
                                                       5.75%, 8/1/2015 (a)         3,075,000       3,497,689
                                                       5.75%, 8/1/2017 (a)         1,185,000       1,345,544
     Lower Neches Valley, TX, Industrial Development Corp. Authority, Exempt
                     Facilities Revenue, Series B2, AMT, 2.25% **, 12/1/2039       1,000,000       1,000,000
      Lubbock, TX, Senior Care Revenue, Health Facilities Development Corp.,
                                  Carillon Project, Series A, 6.5%, 7/1/2019       2,885,000       2,453,202
         Plano, TX, General Obligation, Independent School District, 5.375%,
                                                                   2/15/2016       5,000,000       5,476,150
                    San Antonio, TX, Electric & Gas System, 5.375%, 2/1/2020       2,500,000       2,767,550
        Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities
                                         Development Corp., 6.7%, 11/15/2030       2,500,000       2,790,950
       Texas, Industrial Development Revenue, Waste Disposal Authority, AMT,
                                                    Series A, 6.1%, 8/1/2024       5,000,000       5,373,950
         Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%,
                                                                    4/1/2032       2,000,000       2,179,320
      Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities
          Development Corp., Shannon Health System Project, 6.75%, 5/15/2021       1,000,000       1,092,090
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities
    Development Corp., Ascension Health, Series A, Prerefunded, 6.25%,
    11/15/2015 (a)                                                                10,000,000      11,290,800
                                                                                               -------------
                                                                                                  79,864,016

Utah 0.3%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc.,
    6.15%, 2/15/2012                                                               2,000,000       2,289,560

Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate
    Project, AMT, 144A, 8.25%, 6/15/2020 (c)                                         860,000         860,851

Virginia 1.3%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development
    Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019        3,000,000       3,279,660
Virginia, Greater Richmond Convention Center Authority, Hotel Tax Revenue,
    5.0%, 6/15/2030 (a)                                                            4,000,000       4,279,280
Virginia, Senior Care Revenue, 7.375%, 12/1/2032                                   3,500,000       3,918,810
                                                                                               -------------
                                                                                                  11,477,750

Washington 3.9%
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (a)               4,885,000       5,608,029
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)                        5,000,000       5,606,350
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%,
    7/1/2018 (a)                                                                   3,500,000       3,957,730
Washington, Electric Revenue, Public Power Supply System, Nuclear Project
    No. 2, Series A, 6.3%, 7/1/2012                                               10,000,000      11,689,400
Washington, Electric Revenue, Public Power Supply System, Nuclear Project
    No. 3, Series B, 7.125%, 7/1/2016                                              2,500,000       3,206,675
Whatcom County, WA, General Obligation, Washington School District No. 503,
    5.5%, 12/1/2014 (a)                                                            3,375,000       3,764,812
                                                                                               -------------
                                                                                                  33,832,996

West Virginia 0.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Charleston Medical Center, 6.75%, 9/1/2030                                       980,000       1,086,751
West Virginia, Hospital Finance Authority, Charleston Medical Center,
    Prerefunded, 6.75%, 9/1/2030                                                   4,020,000       4,696,285
                                                                                               -------------
                                                                                                   5,783,036

Wisconsin 2.3%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities
    Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030                         5,000,000       5,758,750
Wisconsin, Senior Care Revenue, Health & Educational Facilities Authority,
    National Regency of New Berlin Project, 8.0%, 8/15/2025                        1,400,000       1,457,638
Wisconsin, State General Obligation, Series 1, 5.5%, 5/1/2014 (a)                  8,410,000       9,625,161
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver
    Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034                      2,500,000       2,685,650
                                                                                               -------------
                                                                                                  19,527,199

Wyoming 0.0%
Platte County, WY, Pollution Control Revenue, Series B, 2.45% **, 7/1/2014,
    National Rural Utility Finance (b)                                               150,000         150,000
 -----------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $735,276,905)                                              800,743,876

------------------------------------------------------------------------------------------------------------
    Municipal Inverse Floating Rate Notes 6.6%
------------------------------------------------------------------------------------------------------------

California 0.7%
California, Electric Revenue, Department Water Supply, Inverse Floater,
    Series 309, 144A, 8.13%, 5/1/2018 (a)                                          1,875,000       2,282,831
California, General Obligation, Economic Recovery, Inverse Floater, Series
    926, 7.776%, 7/1/2015                                                          2,900,000       3,598,900
                                                                                               -------------
                                                                                                   5,881,731

Connecticut 0.2%
Connecticut, State General Obligation, Inverse Floater, Series 1144,
    26.645%, 12/1/2016 (a)                                                         1,000,000       2,030,450

District of Columbia 0.9%
District of Columbia, Water & Sewer Revenue, Water & Sewer Authority,
    Inverse Floater, Rites:
    144A, 9.393%, 10/1/2014 (a)                                                    4,220,000       5,806,045
    144A, 9.412%, 10/1/2016 (a)                                                    1,155,000       1,637,917
                                                                                               -------------
                                                                                                   7,443,962

Illinois 0.2%
Illinois, State Toll Highway Authority Revenue, Series RR-II-R 377,
    50.315%, 1/1/2019 (a)                                                            500,000       1,429,250

Massachusetts 1.1%
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply,
    Inverse Floater, Series 674, 144A, 13.63%, 7/1/2016 (a)                        5,392,500       7,596,307
Massachusetts, State School Building Authority, Dedicated Sales Tax
    Revenue, Series 1008, 50.79%, 2/15/2013 (a)                                      675,000       1,977,885
                                                                                               -------------
                                                                                                   9,574,192

Michigan 0.3%
Michigan, Municipal Bond Authority Revenue, Drivers, Inverse Floater,
    Series 419, 54.175%, 4/1/2012                                                    500,000       1,418,250
Michigan, State Agency General Obligation Lease, Building Authority,
    Inverse Floater, Series B, 144A, 8.416%, 4/15/2009                             1,145,000       1,409,357
                                                                                               -------------
                                                                                                   2,827,607

New Jersey 0.2%
New Jersey, Economic Development Authority Revenue, Inverse Floater, Series
    PA-1253, 28.26%, 9/1/2011 (a)                                                  1,015,000       2,112,672

New York 1.0%
New York, Municipal Securities Trust Certificates, Series 7000, Class B,
    144A, 8.43%, 11/15/2016 (a)                                                    5,000,000       6,307,650
New York, Senior Care Revenue, Dormitory Authority, Inverse Floater, Series
    310, 144A, 9.4%, 2/15/2010 (a)                                                 1,890,000       2,531,863
                                                                                               -------------
                                                                                                   8,839,513

Pennsylvania 0.2%
Pennsylvania, State General Obligation, Rites-PA 1312, 50.41%, 7/1/2017              500,000       1,558,650

Texas 0.5%
Dallas, TX, Airport Revenue, International Airport, Inverse Floater, Series
    350, AMT, 144A, 8.335%, 5/1/2011 (a)                                           3,565,000       4,263,776

Washington 1.3%
Washington, Electric Revenue, Public Power Supply System, Nuclear Project
    No. 2, Inverse Floater, 8.395%, 7/1/2012                                       3,000,000       3,669,900
Washington, Electric Revenue, Rites, Inverse Floater, 144A, 8.146%,
    7/1/2015                                                                       6,250,000       7,544,437
                                                                                               -------------
                                                                                                  11,214,337
 -----------------------------------------------------------------------------------------------------------
Total Municipal Inverse Floating Rate Notes (Cost $48,991,908)                                    57,176,140

Other Assets and Liabilities, Net                                                        0.4       3,477,628
 -----------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0     861,397,644

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:


                                                    Maturity      Principal      Acquisition
  Security                           Coupon           Date         Amount ($)     Cost ($)   Value ($)
  -----------------------------------------------------------------------------------------------------
  Austin, TX, Project Revenue,

  Bergstrom, Landhost

  Enterprises, Inc. Airport

  Hotel, Inc                          6.75           4/1/2027     4,985,000      4,985,000   2,317,576
  -----------------------------------------------------------------------------------------------------

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2005.

(a) Bond is insured by one of these companies:

                                                         As a % of Total
Insurance Coverage                                      Investment Portfolio
----------------------------------------------------------------------------
Ambac Financial Group                                                  4.7
----------------------------------------------------------------------------
Financial Guaranty Insurance Company                                   5.7
----------------------------------------------------------------------------
Financial Security Assurance, Inc.                                     5.8
----------------------------------------------------------------------------
MBIA Corp.                                                             7.8
----------------------------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.

(c) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities

----------------------------------------------------------------------------------------------------------
                                                Acquisition     Acquisition                 Value as % of
Securities                                         Date           Cost ($)       Value ($)    Net Assets
----------------------------------------------------------------------------------------------------------

Massachusetts, State Industrial

Finance Agency, Solid Waste

Disposal, Peabody Monofill

Association, Inc.,144A,  9.0%

9/1/2005                                        12/30/1994          320,000       320,000   0.04
----------------------------------------------------------------------------------------------------------

Vermont, Multi-Family Housing

Revenue, Housing Finance Agency,

Northgate Project, AMT, 144A,  8.25%

6/15/2020                                       12/12/1989          843,716       860,851         0.10
----------------------------------------------------------------------------------------------------------

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security


   At August 31, 2005, open interest rate swaps were as follows:


  Effective/                                                          Cash Flows            Net Unrealized
  Expiration             Notional            Cash Flows Paid         Received by             Appreciation/
     Dates              Amount ($)             by the Fund             the Fund           (Depreciation) ($)
 ----------------------------------------------------------------------------------------------------------

   3/28/2006              5,800,000+          Fixed -- 5.28%        Floating -- LIBOR              (346,970)
   9/28/2015
   6/6/2006               6,700,000++++++     Fixed -- 4.438%       Floating -- LIBOR                74,957
   6/6/2016
  10/18/2005             15,600,000++         Fixed -- 3.909%       Floating -- BMA                (507,667)
   4/18/2017
   11/3/2005             39,000,000+++        Fixed -- 3.757%       Floating -- BMA                (740,208)
   5/3/2017
  11/17/2005             28,000,000++++       Fixed -- 4.733%       Floating -- LIBOR              (528,416)
   5/17/2017
  12/14/2005              5,100,000++         Fixed -- 4.642%       Floating -- LIBOR               (54,679)
   6/14/2017
   6/22/2006              6,850,000+++++      Fixed -- 4.483%       Floating -- LIBOR                40,795
   6/22/2017
   6/13/2006              6,000,000+          Fixed -- 4.574%       Floating -- LIBOR                10,905
   6/13/2019
   7/19/2006              8,000,000++++++     Fixed -- 4.831%       Floating -- LIBOR              (125,225)
   7/19/2019
   3/28/2006              5,000,000+          Fixed -- 5.407%       Floating -- LIBOR              (404,684)
   3/28/2020
----------------------------------------------------------------------------------------------------------
   Total net
   unrealized
   depreciation on
   open interest rates
   swaps                                                                                         (2,581,192)
----------------------------------------------------------------------------------------------------------

  Counterparties:
  +       Lehman Brothers
  ++      JPMorgan Chase Bank
  +++     Goldman, Sachs & Co.
  ++++    Citibank NA
  +++++   Merrill Lynch & Co., Inc.
  ++++++  Morgan Stanley

BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Yield Tax-Free Fund, a series
                                    of Scudder Municipal Trust


By:                                 /s/Vincent J. Esposito
                                    --------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Yield Tax-Free Fund, a series
                                    of Scudder Municipal Trust


By:                                 /s/Vincent J. Esposito
                                    --------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005